U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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  1.  Name and address of issuer:                 Investors Trust
                                                  601 Union Street, Suite 5600
                                                  Seattle, Washington 98101-2336

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  2.  Name of each series or class of funds for which this notice is filed:
      Investors Trust Adjustable Rate Fund Class A and B Shares
      Investors Trust Government Fund Class A and B Shares
      Investors Trust Growth Fund Class A and B Shares
      Investors Trust Tax Free Fund Class A and B Shares
      Investors Trust Value Fund Class A and B Shares
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  3.  Investment Company Act File Number:                          811-4945

      Securities Act File Number:                       33-10976

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  4.  Last day of fiscal year for which this notice is filed:
                                                               October 31, 1996

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  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
      N/A                                                           [  ]

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  6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
                                                                           N/A

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  7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None

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  8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None

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  9.  Number and aggregate sale price of securities sold during the fiscal year:
      Adjustable Rate Fund              122,712                  $783,617
      Government Fund                   6,155,457                $52,501,382
      Growth Fund                       928,904                  $16,594,763
      Tax Free Fund                     288,750                  $3,282,364
      Value Fund                        2,040,754                $19,974,277
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      10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
           Adjustable Rate Fund         122,712                  $783,617
           Government Fund              6,155,457                $52,501,382
           Growth Fund                  928,904                  $16,594,763
           Tax Free Fund                288,750                  $3,282,364
           Value Fund                   2,040,754                $19,974,277
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      11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

           Reported in Item 9.

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      12.  Calculation of registration fee:

           (i)   Aggregate sale price of securities sold during
                 the fiscal year in reliance on rule 24f-2
                 (from Item 10):                                  $ 93,136,403
                                                                   -----------

           (ii)  Aggregate price of shares issued in connection
                 with dividend reinvestment plans (from Item 11,
                 if applicable):                                  + None
                                                                   -----------

           (iii) Aggregate price of shares redeemed or repurchased
                 during the fiscal year (if applicable): -        $396,561,257
                                                                   -----------

           (iv)  Aggregate price of shares redeemed or repurchased
                 and previously applied as a reduction to filing
                 fees pursuant to rule 24e-2 (if applicable):     +  N/A
                                                                   -----------

           (v)   Net aggregate price of securities sold and issued
                 during the fiscal year in reliance on rule 24f-2
                 [line (i), plus line (ii), less line (iii), plus
                 line (iv)] (if applicable):                      $(303,424,854)
                                                                   -------------

           (vi)  Multiplier prescribed by Section 6(b) of the
                 Securities Act of 1933 or other applicable law
                 or regulation (see Instruction C.6):             x  .00030303
                                                                   ------------

           (vii) Fee due [line (i) or line (v) multiplied by
                 line (vi)]:                                       Zero
                                                                   ============

       Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v)
                     only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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      13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    [ ]


           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*                /s/ GEOFFREY S. STIFF
                                            -----------------------------------
                                            Geoffrey S. Stiff
                                            Senior Vice President and Treasurer
                                            -----------------------------------

   Date:                                    December 18, 1996
                                            -----------------------------------

  *Please print the name and title of the signing officer below the signature.
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